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LORD ABBETT MID CAP STOCK FUND INC
FUND SUMMARY
INVESTMENT OBJECTIVE
The Fund seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.
FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in the Lord Abbett Family of Funds. More information about these and other discounts is available from your financial intermediary and in “Sales Charge Reductions and Waivers” on page 34 of the prospectus, Appendix A to the prospectus, titled “Intermediary-Specific Sales Charge Reductions and Waivers,” and “Purchases, Redemptions, Pricing, and Payments to Dealers” on page 9-1 of Part II of the statement of additional information (“SAI”).

Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees - LORD ABBETT MID CAP STOCK FUND INC		Class A Shares		Class C Shares		Class F Shares	Class F3 Shares	Class I Shares	Class P Shares	Class R2 Shares	Class R3 Shares	Class R4 Shares	Class R5 Shares	Class R6 Shares
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	[1]	5.75%		none		none	none	none	none	none	none	none	none	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	[1]	none	[2]	1.00%	[3]	none	none	none	none	none	none	none	none	none
[1]

A shareholder transacting in share classes without a front-end sales charge may be required to pay a commission to its financial intermediary. Please contact your financial intermediary for more information about whether such a commission may apply to your transaction.

[2]

A contingent deferred sales charge (“CDSC”) of 1.00% may be assessed on certain Class A shares purchased or acquired without a sales charge if they are redeemed before the first day of the month in which the one-year anniversary of the purchase falls.

[3]	A CDSC of 1.00% may be assessed on Class C shares if they are redeemed before the first anniversary of their purchase.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - LORD ABBETT MID CAP STOCK FUND INC	Class A Shares	Class C Shares	Class F Shares	Class F3 Shares	Class I Shares	Class P Shares	Class R2 Shares	Class R3 Shares	Class R4 Shares	Class R5 Shares	Class R6 Shares
Management Fees	0.59%	0.59%	0.59%	0.59%	0.59%	0.59%	0.59%	0.59%	0.59%	0.59%	0.59%
Distribution and Service (12b-1) Fees	0.25%	1.00%	0.10%	none	none	0.45%	0.60%	0.50%	0.25%	none	none
Other Expenses	0.19%	0.19%	0.19%	0.10%	0.19%	0.19%	0.19%	0.19%	0.19%	0.19%	0.10%
Total Annual Fund Operating Expenses	1.03%	1.78%	0.88%	0.69%	0.78%	1.23%	1.38%	1.28%	1.03%	0.78%	0.69%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Class C shares automatically convert to Class A shares after eight years. The expense example for Class C shares for the ten-year period reflects the conversion to Class A shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If Shares Are Redeemed
Expense Example - LORD ABBETT MID CAP STOCK FUND INC - USD ($)	Class A Shares	Class C Shares	Class F Shares	Class F3 Shares	Class I Shares	Class P Shares	Class R2 Shares	Class R3 Shares	Class R4 Shares	Class R5 Shares	Class R6 Shares
1 Year	$ 674	$ 281	$ 90	$ 70	$ 80	$ 125	$ 140	$ 130	$ 105	$ 80	$ 70
3 Years	884	560	281	221	249	390	437	406	328	249	221
5 Years	1,111	964	488	384	433	676	755	702	569	433	384
10 Years	$ 1,762	$ 1,897	$ 1,084	$ 859	$ 966	$ 1,489	$ 1,657	$ 1,545	$ 1,259	$ 966	$ 859

If Shares Are Not Redeemed
Expense Example, No Redemption - LORD ABBETT MID CAP STOCK FUND INC - USD ($)	Class A Shares	Class C Shares	Class F Shares	Class F3 Shares	Class I Shares	Class P Shares	Class R2 Shares	Class R3 Shares	Class R4 Shares	Class R5 Shares	Class R6 Shares
1 Year	$ 674	$ 181	$ 90	$ 70	$ 80	$ 125	$ 140	$ 130	$ 105	$ 80	$ 70
3 Years	884	560	281	221	249	390	437	406	328	249	221
5 Years	1,111	964	488	384	433	676	755	702	569	433	384
10 Years	$ 1,762	$ 1,897	$ 1,084	$ 859	$ 966	$ 1,489	$ 1,657	$ 1,545	$ 1,259	$ 966	$ 859

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 41% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal conditions, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of mid-sized companies. A mid-sized company is defined as a company having a market capitalization at the time of purchase that falls within the market capitalization range of companies in the Russell Midcap® Index. The Fund seeks to invest in securities of companies that the portfolio management team believes are undervalued by the market and are selling at reasonable prices in relation to the portfolio management team’s assessment of their potential or intrinsic value.

Equity securities in which the Fund may invest include common stocks, preferred stocks, equity interests in trusts (including real estate investment trusts (“REITs”) and privately offered trusts), partnerships, joint ventures, limited liability companies and vehicles with similar legal structures, other instruments convertible or exercisable into the foregoing, and other investments with similar economic characteristics.

The Fund may invest up to 10% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts (“ADRs”), and other similar depositary receipts. In addition to ADRs, the Fund generally defines foreign companies as those whose securities are traded primarily on non-U.S. securities exchanges.

The investment team may also consider the risks and return potential presented by environmental, social, and governance (“ESG”) factors in investment decisions. The Fund may sell a security when the Fund believes the security is less likely to benefit from the current market and economic environment, or shows signs of deteriorating fundamentals, among other reasons. The Fund may deviate from the investment strategy described above for temporary defensive purposes. The Fund may miss certain investment opportunities if defensive strategies are used and thus may not achieve its investment objective.

PRINCIPAL RISKS
Risk Table - LORD ABBETT MID CAP STOCK FUND INC	Risk [Text Block]
Risk Lose Money [Member]	As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund.
Risk Not Insured [Member]	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
· Portfolio Management Risk

• Portfolio Management Risk: If the strategies used and investments selected by the Fund’s portfolio management team fail to produce the intended result, the

Fund may suffer losses or underperform other funds with the same investment objective or strategies, even in a favorable market.

· Market Risk

• Market Risk: The market values of securities will fluctuate, sometimes sharply and unpredictably, based on overall economic conditions, governmental actions or intervention, market disruptions caused by trade disputes or other factors, political developments, and other factors. Prices of equity securities tend to rise and fall more dramatically than those of debt securities.

· Equity Securities Risk

• Equity Securities Risk: Equity securities, as well as equity-like securities such as convertible debt securities, may experience significant volatility. Such securities may fall sharply in response to adverse events affecting overall markets, a particular industry or sector, or an individual company’s financial condition.

· Industry and Sector Risk

• Industry and Sector Risk: Although the Fund does not employ an industry or sector focus, its exposure to specific industries or sectors will increase from time to time based on the portfolio management team’s perception of investment opportunities. If the Fund is overweight in a single industry or sector relative to its benchmark index, the Fund will face an increased risk that the value of its portfolio will decrease because of events disproportionately affecting that industry or sector. Furthermore, investments in particular industries or sectors may be more volatile than the broader market as a whole.

· Mid-Sized Company Risk

• Mid-Sized Company Risk: Investments in mid-sized companies may involve greater risks than investments in larger, more established companies. Securities of mid-sized companies tend to be more sensitive to changing economic, market, and industry conditions and tend to be more volatile and less liquid than equity securities of larger companies, especially over the short term. The securities of mid-sized companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the ability to sell these securities in the future.

· Value Investing Risk

• Value Investing Risk: The prices of value stocks may lag the stock market for long periods of time if the market fails to recognize the company’s intrinsic worth. Value investing also is subject to the risk that a company judged to be undervalued may actually be appropriately priced or even overpriced.

· Foreign and Emerging Market Company Risk

• Foreign and Emerging Market Company Risk: Investments in foreign companies and in U.S. companies with economic ties to foreign markets generally involve special risks. These companies may be more vulnerable to economic, political, and social instability and subject to less government supervision, lack of transparency, inadequate regulatory and accounting standards, and foreign taxes. Foreign company securities also include ADRs, which may be less liquid than the underlying shares in their primary trading market. Foreign securities also may subject the Fund’s investments to changes in currency exchange rates. Emerging market securities generally are more volatile than other foreign securities, and are subject to greater liquidity, regulatory, and political risks. Investments in emerging markets may be considered speculative and generally are riskier than investments in more developed markets. Emerging markets are more likely to experience hyperinflation and currency devaluations. Securities of emerging market companies may have far lower trading volumes and less liquidity than securities of issuers in developed markets. Companies with economic ties to emerging markets may be susceptible to the same risks as companies organized in emerging markets.

· Real Estate Risk

• Real Estate Risk: An investment in a REIT generally is subject to the risks that impact the value of the underlying properties or mortgages of the REIT. These risks include loss to casualty or condemnation, and changes in supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses. Other factors that may adversely affect REITs include poor performance by management of the REIT, changes to the tax laws, or failure by the REIT to qualify for favorable tax treatment under the Internal Revenue Code of 1986, as amended (the “Code”), and changes in local, regional, or general economic conditions.

· Liquidity/Redemption Risk

• Liquidity/Redemption Risk: The Fund may lose money when selling securities at inopportune times to fulfill shareholder redemption requests. The risk of loss may increase depending on the size and frequency of redemption requests, whether the redemption requests occur in times of overall market turmoil or declining prices, and whether the securities the Fund intends to sell have decreased in value or are illiquid. The Fund may be less able to sell illiquid securities at its desired time or price. It may be more difficult for the Fund to value its investments in illiquid securities than more liquid securities.

PERFORMANCE

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns. Each assumes reinvestment of dividends and distributions. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

From May 1, 2008 to September 30, 2014, the annual rate of the Fund’s Class A share distribution fee was 0.10% of the Fund’s average daily net assets. Periods after September 30, 2014 reflect the current distribution fee rate of 0%. The bar chart shows changes in the performance of the Fund’s Class A shares from calendar year to calendar year. This chart does not reflect the sales charge applicable to Class A shares. If the sales charge were reflected, returns would be lower. Performance for the Fund’s other share classes will vary due to the different expenses each class bears. Updated performance information is available at www.lordabbett.com or by calling 888-522-2388.

Bar Chart (per calendar year) - Class A Shares

Best Quarter 4th Q 2020 +22.84% Worst Quarter 1st Q 2020 -30.43%
Average Annual Total Returns (for the periods ended December 31, 2023)

The table below shows how the Fund’s average annual total returns compare to the returns of securities market indices with investment characteristics similar to those of the Fund as well as to a broad-based securities market index.[1] The Fund’s average annual total returns include applicable sales charges.

The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”). After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.

[1]The Fund has adopted the S&P 500® Index as its broad-based securities market index.

Average Annual Total Returns - LORD ABBETT MID CAP STOCK FUND INC		Label	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class A Shares			8.85%	9.52%	6.11%
Class A Shares | After Taxes on Distributions			8.53%	8.34%	5.23%
Class A Shares | After Taxes on Distributions and Sales			5.46%	7.38%	4.72%
Class C Shares	[1]		13.66%	10.00%	5.95%
Class F Shares			15.69%	11.00%	6.91%
Class F3 Shares			15.94%	11.21%		6.52%	Apr. 04, 2017
Class I Shares			15.80%	11.11%	7.01%
Class P Shares			15.27%	10.60%	6.55%
Class R2 Shares			15.12%	10.44%	6.37%
Class R3 Shares			15.25%	10.56%	6.50%
Class R4 Shares			15.53%	10.83%		6.32%	Jun. 30, 2015
Class R5 Shares			15.81%	11.10%		6.58%	Jun. 30, 2015
Class R6 Shares			15.95%	11.20%		6.68%	Jun. 30, 2015
Russell Midcap® Value Index		Russell Midcap® Value Index	12.71%	11.16%	8.26%	7.97%	Jun. 30, 2015
Russell Midcap® Value Index						7.52%	Apr. 04, 2017
S&P MidCap 400® Value Index		S&P MidCap 400® Value Index	15.39%	12.91%	9.17%	9.18%	Jun. 30, 2015
S&P MidCap 400® Value Index						8.94%	Apr. 04, 2017
S&P 500® Index		S&P 500® Index	26.29%	15.69%	12.03%	12.42%	Jun. 30, 2015
S&P 500® Index						12.99%	Apr. 04, 2017
[1]	Class C shares convert to Class A shares eight years after purchase. Class C share performance does not reflect the impact of such conversion to Class A shares.